FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS

16. FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Group’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2012:

	Fair Value Measurements at Reporting Date Using
	Quoted Price in Active Markets for Identified assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB
Available-for-sale investment—Youjia (Note 9)	0	0	6,285,500

The Group determined the fair value of its investment in Youjia as of December 31, 2012 based on the price from an independent third-party transaction in September 2012 with comparable terms.

For recurring fair value measurements using significant unobservable inputs (Level 3), the following table presents the changes in the Group’s available-for-sale investments that were measured at fair value on a recurring basis using significant Level 3 inputs for the year ended December 31, 2010, 2011 and 2012. The Group did not have other assets or liabilities measured at fair value on a recurring basis using significant Level 3 inputs during the years ended December 31, 2010, 2011 and 2012.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2010	2011	2012
	RMB	RMB	RMB
Balance at the beginning of the year	0	0	6,342,100
Purchases	0	6,342,100	0
Unrealized loss recognized in other comprehensive income	0	0	(56,600)
Impairment losses included in earnings	0	0	0

Balance at the end of the year	0	6,342,100	6,285,500

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table displays assets and liabilities measured at fair value on a non-recurring basis as of December 31, 2012. There is no impairment loss on assets and liabilities measured at fair value on a non-recurring basis during the years ended December 31, 2011.

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
		RMB	RMB	RMB
Investment in Fire Rain	0	0	0	0	1,313,067
Investment in Jichuang	0	0	0	0	1,341,153
Investment in Boran Lexiang	0	0	0	0	1,902,591
Upfront licensing fees	0	0	0	0	569,139

Total	0	0	0	0	5,125,950

Significant unobservable inputs (Level 3) were used in measuring the fair value of the Group’s investment in Fire Rain when the Group terminated its original VIE arrangements with Fire Rain. The Group measured the fair value of the investment based on discounted cash flow approach. The discounted cash flow analysis requires the use of significant unobservable inputs, including projected revenue, operating expenses, capital expenditures and a discount rate calculated based on the weighted average cost of capital. The net present value derived from such discounted cash flow model based on a discount rate of 30.5% was nil, thus, management determined that such investment was fully impaired and the impairment charges were included in loss on termination of R&D VIE arrangements (Note 4) on the consolidated statement of operations and comprehensive income (loss) for the year ended December 31, 2012.

Given the unsatisfying results of Jichuang and Boran Lexiang’s research and development activities, the Group tested its investment in the two equity investee for impairment as of December 31, 2012. The fair value of such investments was measured as nil given the operations of both investees were substantially discontinued as a result of insufficient cash flow. Thus, the Group deemed the carrying amount of the investments was fully impaired and recorded such impairment in loss in equity investment for the year ended December 31, 2012.

The less than satisfactory performance of certain games indicated that the carrying amounts of intangible assets and property and equipment may not be recoverable. The Group tested the long-lived assets and goodwill for impairment. As a result of the long-lived asset impairment tests, upfront licensing fees held and used with a carrying amount of RMB0.6 million, respectively, were fully impaired, with the resulting impairment charges included in earnings for the year ended December 31, 2012.